As filed with the Securities and Exchange Commission on November 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.
Quaker Investment Trust
1180 W. Swedesford Road, Suite 150
Berwyn, PA 19312
(Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Event Arbitrage Fund
September 30, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 69.4%

Basic Materials — 1.6%
Chemicals — 1.6%
EI du Pont de Nemours & Co. **	20,000	$ 964,000
MPM Holdings Inc. (a) *^	34,576	691,520
		1,655,520
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)(f) *#^	109,444	0
Total Basic Materials (Cost $2,615,166)		1,655,520

Communications — 9.0%
Internet — 3.8%
30DC Inc. (a) *●	50,000	750
eBay Inc. (a)	28,900	706,316
FTD Cos. Inc. (a)	71,900	2,142,620
Unwired Planet Inc. (a)	428,372	310,570
Yahoo! Inc (a)	25,000	722,750
		3,883,006
Media — 1.1%
The Dolan Co. (a) *^	500,000	0
Tribune Media Co. Cl A **	33,200	1,181,920
		1,181,920
Telecommunications — 4.1%
Juniper Networks Inc.	70,000	1,799,700
NII Holdings Inc. (a)(b)	72,402	471,337
Vodafone Group PLC - ADR (f)	59,600	1,891,704
		4,162,741
Total Communications (Cost $11,164,712)		9,227,667

Consumer, Cyclical — 2.9%
Auto Parts & Equipment — 1.0%
Pirelli & Co. SpA (f)	60,000	1,003,654
Distribution/Wholesale — 0.2%
Medion AG (f)	10,011	194,642
Lodging — 1.5%
Starwood Hotels & Resorts Worldwide Inc	24,000	1,595,520
Trump Entertainment Resorts Inc. (a) *^	8,949	0
Trump Entertainment Resorts Inc. (a) *^	135	0
		1,595,520
Retail — 0.2%
Punch Taverns PLC (a)(f)	94,755	170,575
Total Consumer, Cyclical (Cost $3,159,395)		2,964,391

Consumer, Non-cyclical — 23.8%
Beverages — 3.3%
Anheuser-Busch InBev SA/NV - ADR (b)(f)	15,000	1,594,800
PepsiCo Inc.	19,200	1,810,560
		3,405,360
Commercial Services — 4.2%
Hertz Global Holdings Inc. (a)(b)	81,500	1,363,495
PayPal Holdings Inc. (a)	48,900	1,517,856
Sotheby's (b)	42,300	1,352,754
		4,234,105

Food — 4.2%
ConAgra Foods Inc.	9,400	380,794
Dean Foods Co. **	90,200	1,490,104
Mondelez International Inc. **	56,900	2,382,403
		4,253,301
Healthcare-Products — 0.0%
Synovis Life Technologies Inc. (a) ^	43,000	20,468
Healthcare-Services — 1.1%
Brookdale Senior Living Inc. (a)	50,000	1,148,000
Pharmaceuticals — 11.0%
AbbVie Inc. **	30,500	1,659,505
Baxalta Inc.	46,000	1,449,460
Celesio AG (f)	19,996	561,161
GlaxoSmithKline PLC - ADR (f)	44,700	1,718,715
INYX Inc. (a)	167,850	755
Mylan NV (a)(b)(f)	26,500	1,066,890
Pfizer Inc. (b)	107,400	3,373,434
Savient Pharmaceuticals Inc. *#^	1,000	0
Zoetis Inc.	33,000	1,358,940
		11,188,860
Total Consumer, Non-cyclical (Cost $25,835,027)		24,250,094

Diversified — 3.2%
Holding Companies-Diversified — 3.2%
AR Capital Acquisition Corp. (a)	111,800	1,111,292
Atlantic Alliance Partnership Corp. (a)(f)	100,000	1,012,000
GP Investments Acquisition Corp. (a)(f)	115,000	1,139,650
Stoneleigh Partners Acquisition Corp. (a) *^	400	0
		3,262,942
Total Diversified (Cost $3,280,936)		3,262,942

Energy — 4.2%
Oil & Gas — 2.1%
Chesapeake Energy Corp. (b)	90,800	665,564
Hess Corp. **	20,000	1,001,200
Southwestern Energy Co. (a)(b)	40,400	512,676
		2,179,440
Oil & Gas Services — 1.2%
Halliburton Co.	33,300	1,177,155
Pipelines — 0.9%
The Williams Cos. Inc.	24,000	884,400
Total Energy (Cost $6,279,166)		4,240,995

Financial — 5.5%
Banks — 1.1%
Deutsche Postbank AG (f)	30,000	1,185,847
Diversified Financial Services — 1.5%
GFI Group Inc. (a)(b)	257,083	1,545,069
Insurance — 0.7%
Ambac Financial Group Inc. (a)(b) **	47,200	682,984
Real Estate — 2.2%
Brookfield Property Partners LP (b)(f)	47,000	1,008,620
CA Immobilien Anlagen AG (f)	65,000	1,196,239
Safeway Casa Ley CVR (a) *^	47,000	10,575
Safeway Property Development Center LLC CVR (a) *^	47,000	10,575
		2,226,009
Total Financial (Cost $5,984,895)		5,639,909

Healthcare — 1.1%
Healthcare-Services — 1.1%
Diagnostic Services Holdings Inc. (a) ^	10,221	1,100,951
Total Healthcare (Cost $735,000)		1,100,951

Industrial — 9.1%
Aerospace & Defense — 3.6%
API Technologies Corp. (a)	1,193,642	2,590,203
B/E Aerospace Inc. (b)	25,300	1,110,670
		3,700,873
Electronics — 1.7%
IEC Electronics Corp. (a)	433,042	1,697,524
Hand & Machine Tools — 1.1%
DMG Mori AG (f)	30,000	1,149,308
Miscellaneous Manufacturing — 2.6%
LSB Industries Inc. (a)(b)	72,000	1,103,040
Pentair PLC (b)(f)	29,500	1,505,680
		2,608,720
Transportation — 0.1%
Genco Shipping & Trading Ltd. (a)(f)	27,421	107,216
Total Industrial (Cost $12,396,233)		9,263,641

Technology — 9.0%
Computers — 5.3%
Computer Horizons Corp. (a) *^	65,000	0
Computer Sciences Corp.	23,000	1,411,740
EMC Corp.	94,000	2,271,040
Hewlett-Packard Co.	66,000	1,690,260
		5,373,040
Semiconductors — 1.8%
QUALCOMM Inc.	33,500	1,799,955
Software — 1.9%
Contra Softbrands Inc. (a) *^	5,000	0
Microsoft Corp. (b)	44,500	1,969,570
		1,969,570
Total Technology (Cost $10,402,371)		9,142,565
Total Common Stocks
(Cost $81,852,901)		70,748,675

Preferred Stocks — 3.6%

Communications — 2.0%
Telecommunications — 2.0%
Qwest Corp., 6.625% (a)	80,000	1,996,000
Total Communications (Cost $2,000,000)		1,996,000

Consumer, Cyclical — 0.5%
Retail — 0.5%
TravelCenters of America, 8.00% (a)	20,000	500,000
Total Consumer, Cyclical (Cost $500,000)		500,000

Energy — 0.0%
Oil & Gas — 0.0%
GeoMet Inc., 12.50% - Convertible Series A	3	4
Southwestern Energy Co., 6.25% - Convertible Series B	1,700	52,836
Total Energy (Cost $85,022)		52,840

Financial — 0.5%
Insurance — 0.2%
MBIA Insurance Corp., 4.71% (a) *#^	10	190,000
Mortgage Agencies — 0.3%
Federal Home Loan Mortgage Corp., 0.00%, Series G (a) ▲	3,000	19,050
Federal Home Loan Mortgage Corp., 0.00%, Series M (a) ^	9,500	60,420
Federal Home Loan Mortgage Corp., 0.00%, Series Q (a) ▲	1,000	6,280
Federal Home Loan Mortgage Corp., 0.00%, Series S (a) ▲	25,000	166,250
Federal Home Loan Mortgage Corp., 5.00%, Series F (a)	4,500	30,825
		282,825
Total Financial (Cost $1,051,290)		472,825

Healthcare — 0.6%
Healthcare-Services — 0.6%
Diagnostic Services Holdings Inc., 0.00% (a) *^	613	613,000
Total Healthcare (Cost $613,000)		613,000
Total Preferred Stocks
(Cost $4,249,312)		3,634,665

Real Estate Investment Trusts — 3.0%
Brookfield DTLA Fund Office Trust Investor Inc., 7.625%, Series A - Preferred (a)	40,000	860,000
Crown Castle International Corp.	21,900	1,727,253
Digital Realty Trust Inc., 6.35%, Series I - Preferred (a)	20,000	494,800
		3,082,053
Total Real Estate Investment Trusts
(Cost $3,368,739)		3,082,053

Rights — 0.0%

Petrocorp Inc. Escrow (a) *^	200	0
Total Rights
(Cost $0)		0

Structured Notes — 7.9%

Bloomberg Gold Subindex Stub Structured Note, Expiration: 01/29/2016 (a)	19,000	1,862,000
Heineken Holding NV Stub Structured Note, Expiration: 12/10/2015 (a)(f)	433	1,718,116
Ryanair Holdings PLC Stub Structured Note, Expiration: 08/10/2016 (a)(f)	38,400	1,530,893
The Swatch Group AG Stub Structured Note, Expiration: 04/20/2016 (a)(f)	6,750	1,467,767
Yahoo Japan Corp. Stub Structured Note, Expiration: 05/31/2016 (a)	75,000	1,406,775
Total Structured Notes
(Cost $8,127,441)		7,985,551

	Par
	Value
Asset Backed Securities — 0.3%

AFC Home Equity Loan Trust
Class 1A, Series 2000-2, 0.98%, 06/25/2030 ▲●	$ 9,466	8,489
Citigroup Mortgage Loan Trust Inc.
Class M3, Series 2005-OPT1, 0.90%, 02/25/2035 ▲●	226,505	183,592
Countrywide Asset-Backed Certificates
Class A1, Series 2006-SD4, 0.53%, 12/25/2036 #▲●	90,552	62,989
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲●	31,815	57,576
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.45%, 04/15/2035 ▲●	23,777	20,339
		332,985
Total Asset Backed Securities
(Cost $317,834)		332,985

Convertible Bonds — 1.9%

Basic Materials — 0.0%
Mining — 0.0%
Talvivaara Mining Co. PLC, 4.00%, 12/16/2015 (f) *+^	€ 12,900,000	36,036
Total Basic Materials (Cost $1,141,281)		36,036

Consumer, Cyclical — 0.1%
Auto Parts & Equipment — 0.1%
Exide Technologies, 7.00%, 04/30/2025 ^	$ 148,148	141,093
Total Consumer, Cyclical (Cost $141,310)		141,093

Financial — 1.8%
Banks — 0.5%
The Bank of New York Mellon Luxembourg SA, 4.23%, 12/30/2099 (f)▲●	€ 500,000	106,154
BNP Paribas Fortis SA, 1.96%, 12/29/2049 (f)▲●	500,000	410,647
		516,801

Real Estate — 1.3%
Conwert Immobilien Invest SE, 5.25%, 02/01/2016 (f) ●	1,000,000	1,267,138
Total Financial (Cost $2,045,597)		1,783,939
Total Convertible Bonds
(Cost $3,328,188)		1,961,068

Corporate Bonds — 4.3%

Consumer, Cyclical — 0.3%
Auto Parts & Equipment — 0.3%
Exide Technologies, 8.625%, 02/01/2018 *+^	$ 1,000,000	15,000
Exide Technologies, 8.625%, 02/12/2018 *+^	1,000,000	0
Exide Technologies, 11.00%, 04/30/2020 *●	391,320	324,795
		339,795
Total Consumer, Cyclical (Cost $957,706)		339,795

Energy — 2.5%
Oil & Gas — 2.5%
Gastar Exploration Inc., 8.625%, 05/15/2018 ●	1,000,000	630,000
Halcon Resources Corp., 9.25%, 02/15/2022 (b) ●	1,000,000	310,000
Ithaca Energy Inc., 8.125%, 07/01/2019 (b)(f) #●	1,000,000	735,000
Kosmos Energy Ltd., 7.875%, 08/01/2021 (f) #●	1,000,000	850,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/2018 (f) +●	3,500,000	315
		2,525,315
Total Energy (Cost $4,043,694)		2,525,315

Financial — 1.0%
Banks — 0.3%
Biz Finance PLC, 9.625%, 04/27/2022 (f) #●	300,000	262,800
Diversified Financial Services — 0.5%
Hellas Telecommunications Luxembourg II SCA, 0.00%, 01/15/2015 (f) *+#^	5,000,000	50,000
Lehman Brothers Holdings Inc., 4.55%, 07/08/2014 +▲●	110,000	11,138
Lehman Brothers Holdings Inc., 5.32%, 02/17/2015 +▲●	130,000	13,000
Lehman Brothers Holdings Inc., 5.50%, 02/27/2020 +●	100,000	10,000
Lehman Brothers Holdings Inc., 7.00%, 01/28/2020 +▲●	100,000	10,000
Lehman Brothers Holdings Inc., 8.25%, 09/23/2020 +▲●	100,000	10,000
Lehman Brothers Holdings Inc., 8.75%, 02/14/2023 +▲●	200,000	20,000
Twin Reefs Pass-Through Trust, 0.00%, 12/29/2049 *+#▲^	1,000,000	460,000
		584,138
Insurance — 0.2%
Ambac Assurance Corp., 5.10%, 06/07/2020 (b) #^	221,329	183,515
Venture Capital — 0.0%
Infinity Capital Group, 7.00%, 12/31/2049 *+^	25,000	0
Total Financial (Cost $1,010,806)		1,030,453

Industrial — 0.5%
Transportation — 0.5%
Overseas Shipholding Group, Inc. 8.125%, 03/30/2018 ●	500,000	510,000
Total Industrial (Cost $563,720)		510,000
Total Corporate Bonds
(Cost $6,575,926)		4,405,563

Mortgage Backed Securities — 0.4%

Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.36%, 06/25/2046 ▲●	61,244	62,203
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.75%, 06/25/2035 ▲●	628,584	311,976
		374,179
Total Mortgage Backed Securities
(Cost $561,919)		374,179

Municipal Bonds — 0.7%

City of Detroit MI Sewage Disposal System Revenue, Second Lien,
Series A, 4.50%, 07/01/2035 ●	355,000	356,090
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series A, 4.50%, 07/01/2035 *●	75,000	74,996
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series A, 5.00%, 07/01/2036 ●	200,000	209,630
City of Detroit MI Water Supply System Revenue, Senior Lien,
Series C, 5.00%, 07/01/2041 ●	95,000	99,327
		740,043
Total Municipal Bonds
(Cost $716,401)		740,043

Commercial Paper — 0.8%

Ukraine Government International Bond, 6.875%, 09/23/2015 (f) +●	1,000,000	810,000
Total Commercial Paper
(Cost $511,000)		810,000

Escrow Notes — 0.0%

Mirant Corp. (a) *^	20,000	0
NewPage Corp. (a) *^	300,000	0
		0
Total Escrow Notes
(Cost $198,770)		0

	Number
	of Contracts
Purchased Options — 0.6%

Call Options — 0.2%
American Express Co., Expiration: October, 2015
Exercise Price: $82.50	600	3,000
Dillard's Inc., Expiration: November, 2015
Exercise Price: $125.00 ●	300	1,500
EI du Pont de Nemours & Co., Expiration: January, 2016
Exercise Price: $60.00 ●	900	11,700
EI du Pont de Nemours & Co., Expiration: January, 2016
Exercise Price: $70.00	700	7,000
QUALCOMM Inc., Expiration: January, 2016
Exercise Price: $67.50	800	16,800
United Rentals Inc., Expiration: January, 2016
Exercise Price: $70.00 ●	500	121,250
Total Call Options (Cost $1,153,680)		161,250
Put Options — 0.4%
CurrencyShares Euro Trust, Expiration: December, 2015
Exercise Price: $115.00 ●	680	399,500
Total Put Options (Cost $308,938)		399,500
Total Purchased Options
(Cost $1,462,618)		560,750

	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 15.7%

Money Market Funds — 15.7%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (c)(d)		16,026,603
Total Investments Purchased with Proceeds from Securities Lending
(Cost $16,026,603)		16,026,603
Total Investments
(Cost $127,297,652) — 108.6%		110,662,135
Liabilities in Excess of Other Assets, Net (8.6)%		(8,730,071)
Total Net Assets — 100.0%		$ 101,932,064

Schedule of Securities Sold Short (a)
Common Stocks

Alibaba Group Holding Ltd. - ADR (f)	10,134	597,602
VMware Inc.	5,286	416,484
The Wendy's Co.	783	6,773
Total Common Stocks (Proceeds 1,359,797)		1,020,859

Real Estate Investment Trusts

General Growth Properties Inc.	17,400	451,878
Total Real Estate Investment Trusts (Proceeds 370,797)		451,878
Total Securities Sold Short (Proceeds $1,730,594)		$ 1,472,737

	Number
	of Contracts
Written Options

Call Options
Baxalta Inc., Expiration: October, 2015
Exercise Price: $32.50 ●	460	41,400
Computer Sciences Corp., Expiration: October, 2015
Exercise Price: $57.50 ●	52	19,500
ConAgra Foods Inc., Expiration: October, 2015
Exercise Price: $43.00 ●	94	2,585
CurrencyShares Euro Trust, Expiration: December, 2015
Exercise Price: $115.00 ●	680	29,920
Dillard's Inc., Expiration: November, 2015
Exercise Price: $145.00 ●	300	750
EI du Pont de Nemours & Co., Expiration: January, 2016
Exercise Price: $80.00 ●	500	4,000
Starwood Hotels & Resorts Worldwide Inc., Expiration: October, 2015
Exercise Price: $62.50 ●	240	109,800
United Rentals Inc., Expiration: January, 2016
Exercise Price: $80.00	500	42,000
Zoetis Inc., Expiration: October, 2015
Exercise Price: $45.00	330	11,550
Total Call Options (Premiums Received $775,915)		261,505
Total Written Options (Premiums Received $775,915)		$ 261,505

ADR	- American Depositary Receipt
CVR	- Contingent Value Rights
€	- Euro
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $15,726,783. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(f)	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $2,477,247, representing 2.4% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short or written options.
+	Defaulted bonds.
#	Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $3,583,153 representing 3.5% of net assets and Level 3 securities.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 95.3%

Communications — 12.5%
Internet — 9.8%
Alphabet Inc. Cl A (formerly, Google Inc. Cl A) (a)(b)	133	$ 84,903
Alphabet Inc. Cl C (formerly, Google Inc. Cl C) (a)(b)	138	83,962
Amazon.com Inc. (a)(b)	490	250,826
Ctrip.com International Ltd. (Cayman Islands) (a)(b)	1,435	90,663
Facebook Inc. Cl A (a)	2,118	190,408
Netflix Inc. (a)	887	91,592
		792,354
Media — 2.1%
Liberty Global PLC - LiLAC Class C (United Kingdom) (a)	199	6,814
Liberty Global PLC - Series C (United Kingdom) (a)	3,985	163,465
		170,279
Telecommunications — 0.6%
Palo Alto Networks Inc. (a)(b)	265	45,580
Sub-Total Communications — Foreign (Cost $266,535)		260,942
Sub-Total Communications — United States (Cost $725,148)		747,271
Total Communications (Cost $991,683)		1,008,213

Consumer, Cyclical — 13.3%
Airlines — 2.8%
American Airlines Group Inc.	2,687	104,320
AMR Corp. Escrow (a)*^	7,600	13,756
Delta Air Lines Inc. (b)	2,367	106,207
		224,283
Apparel — 2.8%
Adidas AG (Germany)	340	13,716
NIKE Inc. (b)	1,711	210,402
		224,118
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG - ADR (Germany)	4,590	135,166
Tata Motors Ltd. (India) (a)	130	2,935
		138,101
Home Builders — 1.0%
KB Home (b)	3,185	43,157
MDC Holdings Inc. (b)	1,645	43,066
		86,223
Home Furnishings — 1.4%
Sony Corp. - ADR (Japan) (a)	4,515	110,618
Lodging — 0.8%
InterContinental Hotels Group PLC (United Kingdom)	1,764	61,087
Retail — 2.8%
The TJX Cos. Inc.	1,610	114,986
Ulta Salon Cosmetics & Fragrance Inc. (a)	710	115,979
		230,965
Sub-Total Consumer, Cyclical — Foreign (Cost $361,999)		323,522
Sub-Total Consumer, Cyclical —United States (Cost $727,484)		751,873
Total Consumer, Cyclical (Cost $1,089,483)		1,075,395

Consumer, Non-cyclical — 49.2%
Beverages — 1.7%
Anheuser-Busch InBev NV - ADR (Belgium) (b)	1,270	135,027
Biotechnology — 15.9%
Alnylam Pharmaceuticals Inc. (a)(b)	385	30,939
Amgen Inc. (b)**	1,666	230,441

Biogen Inc. (a)(b)	595	173,627
BioMarin Pharmaceutical Inc. (a)	1,310	137,969
Celgene Corp. (a)(b)	1,155	124,936
Gilead Sciences Inc.	2,499	245,377
Illumina Inc. (a)(b)	565	99,338
Incyte Corp. (a)	550	60,682
Regeneron Pharmaceuticals Inc. (a)	271	126,053
Vertex Pharmaceuticals Inc. (a)	585	60,922
		1,290,284
Commercial Services — 3.9%
Mastercard Inc. Cl A (b)**	2,625	236,565
Sabre Corp.	3,020	82,084
		318,649
Food — 0.4%
Mead Johnson Nutrition Co.	458	32,243
Healthcare-Products — 2.6%
Abbott Laboratories (b)	3,104	124,843
Intuitive Surgical Inc. (a)	185	85,022
		209,865
Healthcare-Services — 2.5%
Aetna Inc.	936	102,408
HCA Holdings Inc. (a)	1,324	102,425
		204,833
Pharmaceuticals — 22.2%
AbbVie Inc.	3,050	165,950
Alkermes PLC (Ireland) (a)	1,715	100,619
Allergan PLC (Ireland) (a)	615	167,163
AstraZeneca PLC - SP-ADR (United Kingdom)	1,380	43,911
Bristol-Myers Squibb Co.	2,830	167,536
Eli Lilly & Co.	3,526	295,091
Jazz Pharmaceuticals PLC (Ireland) (a)	890	118,201
Novartis AG - ADR (Switzerland)	2,075	190,734
Roche Holdings Ltd. (Switzerland)	7,885	259,811
Sanofi - ADR (France)	1,820	86,395
Shire PLC (Jersey)	435	89,275
Valeant Pharmaceuticals International Inc. (Canada) (a)	615	109,704
		1,794,390
Sub-Total Consumer, Non-cyclical — Foreign (Cost $1,352,502)		1,300,840
Sub-Total Consumer, Non-cyclical — United States (Cost $2,904,067)		2,684,451
Total Consumer, Non-cyclical (Cost $4,256,569)		3,985,291

Energy — 2.2%
Oil & Gas — 2.2%
Concho Resources Inc. (a)(b)	385	37,846
Diamondback Energy Inc. (a)(b)	590	38,114
Encana Corp. (Canada)	5,310	34,196
Memorial Resource Development Corp. (a)(b)	1,930	33,929
Occidental Petroleum Corp. (b)	570	37,706
		181,791
Sub-Total Energy — Foreign (Cost $39,249)		34,196
Sub-Total Energy — United States (Cost $160,582)		147,595
Total Energy (Cost $199,831)		181,791

Financial — 11.6%
Banks — 6.3%
The Goldman Sachs Group Inc. (b)	765	132,926
HDFC Bank Ltd. ADR (India)(b)	2,372	144,906
Morgan Stanley ADR	4,220	132,930
UBS Group AG (Switzerland)(b)	5,255	97,322
		508,084
Diversified Financial Services — 2.9%
Visa Inc. Cl A (b)**	3,393	236,356
Insurance — 2.4%
Arch Capital Group Ltd. (Bermuda) (a)	1,045	76,776
Prudential PLC (United Kingdom)	2,735	115,253

		192,029
Sub-Total Financial — Foreign (Cost $395,113)		434,257
Sub-Total Financial — United States (Cost $516,417)		502,212
Total Financial (Cost $911,530)		936,469

Industrial — 0.8%
Electronics — 0.8%
Honeywell International Inc. (b)	695	65,810
Sub-Total Industrial — United States (Cost $70,352)		65,810
Total Industrial (Cost $70,352)		65,810

Technology — 5.7%
Computers — 1.7%
Apple Inc.	1,215	134,015
Software — 4.0%
Adobe Systems Inc. (a)	3,075	252,826
Intuit Inc. (b)	535	47,481
NetEase Inc. (Cayman Islands)	205	24,625
		324,932
Sub-Total Technology — Foreign (Cost $29,032)		24,625
Sub-Total Technology — United States (Cost $427,068)		434,322
Total Technology (Cost $456,100)		458,947
Total Common Stocks
Cost ($7,975,548)		7,711,916

Exchange Traded Funds — 4.0%

Deutsche X-trackers MSCI Japan Hedged Equity ETF	4,060	148,027
WisdomTree Europe Hedged Equity Fund	3,255	177,886
Sub-Total Exchange Traded Funds — United States (Cost $379,107)		325,913
Total Exchange-Traded Funds (Cost $379,107)		325,913
Total Exchange Traded Funds
Cost ($379,107)		325,913

Investments Purchased with Proceeds from Securities Lending — 32.0%

Money Market Funds — 32.0%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (c)(d)	2,592,406	2,592,406
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,592,406)		2,592,406
Total Investments
(Cost $10,947,061) — 131.3%		10,630,235
Liabilities in Excess of Other Assets, Net (31.3%)		(2,534,503)
Total Net Assets — 100.0%		$ 8,095,732

Schedule of Securities Sold Short (a)
Common Stocks

Pioneer Natural Resources Co.	400	48,656
Range Resources Corp.	610	19,593
Total Common Stocks		68,249
Total Securities Sold Short (Proceeds $68,771)		$ 68,249

ADR	- American Depositary Receipt
ADS	- American Depositary Share
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $2,587,970. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(d)	Represents investments of collateral received from securities lending transactions.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,756, representing
0.2% of net assets.
**	All or a portion of the shares have been committed as collateral for open securities sold short.
^	Indicates a fair valued security. Total market value for fair valued securities is $13,756, representing
0.2% of net assets and Level 3 securities.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 85.2%

Basic Materials — 4.2%
Chemicals — 0.8%
Axiall Corp.	3,528	$ 55,354
Iron & Steel — 3.4%
Freeport-McMoRan Inc. (b)	11,700	113,373
Reliance Steel & Aluminum Co.	2,669	144,153
		257,526
Total Basic Materials (Cost $428,079)		312,880

Communications — 1.7%
Internet — 1.7%
F5 Networks Inc. (a)(b)	1,098	127,148
Total Communications (Cost $123,615)		127,148

Consumer, Cyclical — 13.3%
Apparel — 3.5%
Gildan Activewear Inc. Cl A (f)	3,949	119,102
Ralph Lauren Corp.	1,243	146,873
		265,975
Distribution & Wholesale — 1.5%
LKQ Corp. (a)(b)	3,883	110,122
Home Furnishings — 3.1%
Harman International Industries Inc. (b)	1,192	114,420
Whirlpool Corp.	814	119,870
		234,290
Leisure Time — 1.7%
Polaris Industries Inc. (b)	1,096	131,378
Retail — 2.5%
Best Buy Co. Inc.	5,004	185,748
Toys, Games & Hobbies — 1.0%
Hasbro Inc.	1,075	77,550
Total Consumer, Cyclical (Cost $932,155)		1,005,063

Consumer, Non-cyclical — 8.9%
Food — 4.8%
Ingredion Inc.	2,118	184,922
Tyson Foods Inc. (b)	4,089	176,236
		361,158
Healthcare-Products — 1.4%
Zimmer Biomet Holdings Inc. (b)	1,096	102,947
Healthcare-Services — 1.4%
Brookdale Senior Living Inc. (a)	4,708	108,096
Pharmaceuticals — 1.3%
Mallinckrodt PLC (a)(b)(f)	1,523	97,381
Total Consumer, Non-cyclical (Cost $751,670)		669,582

Energy — 6.0%
Oil & Gas — 6.0%
Concho Resources Inc. (a)(b)	805	79,132
Diamond Offshore Drilling Inc (b)	2,887	49,945
Helmerich & Payne Inc. (b)	2,851	134,738
Ultra Petroleum Corp. (a)(b)(f)	11,781	75,281
Whiting Petroleum Corp. (a)	7,508	114,647
		453,743
Total Energy (Cost $671,622)		453,743

Financial — 17.8%
Banks — 9.5%
Citizens Financial Group Inc.	5,648	134,761
Huntington Bancshares Inc.	10,972	116,303
KeyCorp (b)	5,817	75,679
PacWest Bancorp (b)	2,791	119,483
Regions Financial Corp.	16,844	151,764
Zions Bancorporation (b)	4,251	117,073
		715,063
Diversified Financial Services — 1.5%
Invesco Ltd. (f)	3,570	111,491
Insurance — 6.8%
Lincoln National Corp.	3,187	151,255
Reinsurance Group of America Inc. Cl A	2,267	205,368
Torchmark Corp.	2,865	161,586
		518,209
Total Financial (Cost $1,098,671)		1,344,763

Industrial — 12.3%
Aerospace & Defense — 1.0%
Teledyne Technologies Inc. (a)	831	75,039
Electronics — 1.8%
Woodward Inc. (b)	3,413	138,909
Engineering & Construction — 1.4%
Fluor Corp.	2,493	105,579
Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	1,535	86,651
Machinery-Diversified — 3.8%
AGCO Corp. (b)	2,674	124,689
Roper Technologies Inc. (b)	1,013	158,737
		283,426
Miscellaneous Manufacturing — 3.2%
Carlisle Cos. Inc.	1,194	104,332
Trinity Industries Inc. (b)	6,059	137,357
		241,689
Total Industrial (Cost $951,416)		931,293

Technology — 11.9%
Computers — 6.7%
Cadence Design Systems Inc. (a)(b)	6,740	139,383
MAXIMUS Inc. (b)	2,712	161,527
NCR Corp. (a)	3,816	86,814
NetApp Inc. (b)	4,053	119,969
		507,693
Semiconductors — 5.2%
Micron Technology Inc. (a)	6,673	99,961
Teradyne Inc.	8,265	148,853
Xilinx Inc.	3,303	140,047
		388,861
Total Technology (Cost $943,232)		896,554

Utilities — 9.1%
Electric — 3.8%
Westar Energy Inc. (b)	4,272	164,216
Xcel Energy Inc. (b)	3,450	122,164
		286,380
Gas — 5.3%
CenterPoint Energy Inc.	6,133	110,639
Questar Corp.	6,011	116,674
UGI Corp.	5,042	175,562
		402,875
Total Utilities (Cost $589,736)		689,255
Total Common Stocks
(Cost $6,490,196)		6,430,281

Real Estate Investment Trusts — 11.7%

Brixmor Property Group Inc.	8,681	203,830
Camden Property Trust (b)	2,051	151,569
Corporate Office Properties Trust	7,036	147,967
DDR Corp. (b)	7,589	116,718
Duke Realty Corp.	3,972	75,667
Mid-America Apartment Communities Inc.	2,332	190,921
		886,672
Total Real Estate Investment Trusts
(Cost $894,299)		886,672

Investments Purchased with Proceeds from Securities Lending — 39.6%

Money Market Funds — 39.6%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (c)(d)	2,984,638	2,984,638
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,984,638)		2,984,638
Total Investments
(Cost $10,369,133) — 136.5%		10,301,591
Liabilities in Excess of Other Assets, Net (36.5%)		(2,756,360)
Total Net Assets — 100.0%		$ 7,545,231

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $2,928,400. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(f)	Foreign issued security.

Schedule of Investments

Quaker Small-Cap Value Fund
September 30, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 90.7%

Basic Materials — 4.3%
Chemicals — 1.5%
Ashland Inc. (b)	2,261	$ 227,502
KMG Chemicals Inc.	4,960	95,679
Kraton Performance Polymers Inc. (a)	8,166	146,171
OMNOVA Solutions Inc. (a)	5,850	32,409
		501,761
Forest Products & Paper — 1.5%
Domtar Corp.	6,584	235,378
Mercer International Inc.	19,600	196,588
Schweitzer-Mauduit International Inc.	1,900	65,322
		497,288
Mining — 1.3%
Dominion Diamond Corp. (f)	16,247	173,518
Kaiser Aluminum Corp. (b)	2,600	208,650
Nevsun Resources Ltd. (f)	25,770	74,733
		456,901
Total Basic Materials (Cost $1,847,453)		1,455,950

Communications — 4.8%
Internet — 2.1%
DHI Group Inc. (a)	14,760	107,895
IAC/InterActiveCorp.	2,800	182,756
Liquidity Services Inc. (a)	8,030	59,342
United Online Inc. (a)	26,690	266,900
Web.com Group Inc. (a)	4,370	92,120
		709,013
Telecommunications — 2.7%
Black Box Corp.	8,710	128,385
EarthLink Holdings Corp.	16,500	128,370
Extreme Networks Inc. (a)	7,628	25,630
Fairpoint Communications Inc. (a)(b)	7,000	107,870
General Communication Inc. (a)	2,700	46,602
Inteliquent Inc.	7,812	174,442
NeuStar Inc. (a)(b)	10,970	298,494
		909,793
Total Communications (Cost $1,630,405)		1,618,806

Consumer, Cyclical — 17.5%
Airlines — 3.0%
Alaska Air Group Inc.	6,080	483,056
Hawaiian Holdings Inc. (a)(b)	6,660	164,369
JetBlue Airways Corp. (a)(b)	12,639	325,707
SkyWest Inc.	3,980	66,386
		1,039,518

Auto Manufacturers — 0.8%
Wabash National Corp. (a)(b)	26,100	276,399
Auto Parts & Equipment — 5.6%
American Axle & Manufacturing Holdings Inc. (a)	19,442	387,674
Cooper Tire & Rubber Co.	12,500	493,875
Dana Holding Corp. (b)	2,800	44,464
Lear Corp.	3,376	367,241
Meritor Inc. (a)	15,290	162,533
Modine Manufacturing Co. (a)	13,380	105,301
Tower International Inc. (a)	14,540	345,470
		1,906,558
Entertainment — 1.3%
Penn National Gaming Inc. (a)(b)	25,530	428,393
Home Builders — 0.3%
NVR Inc. (a)(b)	60	91,513
Home Furnishings — 0.4%
Select Comfort Corp. (a)	5,653	123,688
Retail — 6.1%
American Eagle Outfitters Inc.	4,100	64,083
Big Lots Inc. (b)	3,521	168,726
Bravo Brio Restaurant Group Inc. (a)	20,740	233,740
Cash America International Inc. (b)	15,834	442,877
Chico's FAS Inc.	5,352	84,187
The Children's Place Inc. (b)	3,420	197,231
Express Inc. (a)(b)	21,238	379,523
Outerwall Inc. (b)	4,791	272,752
Ruth's Hospitality Group Inc.	8,325	135,198
Stein Mart Inc.	9,260	89,637
		2,067,954
Total Consumer, Cyclical (Cost $5,441,661)		5,934,023

Consumer, Non-cyclical — 22.3%
Biotechnology — 6.8%
Acorda Therapeutics Inc. (a)	2,640	69,986
Aegerion Pharmaceuticals Inc. (a)(b)	8,950	121,720
AMAG Pharmaceuticals Inc. (a)(b)	4,170	165,674
Emergent Biosolutions Inc. (a)	12,820	365,242
Ligand Pharmaceuticals Inc. (a)(b)	3,436	294,293
Myriad Genetics Inc. (a)(b)	2,500	93,700
PDL BioPharma Inc. (b)	83,122	418,104
Repligen Corp. (a)	7,322	203,918
Retrophin Inc. (a)(b)	3,331	67,486
Spectrum Pharmaceuticals Inc. (a)	22,263	133,133
United Therapeutics Corp. (a)	3,000	393,720
		2,326,976
Commercial Services — 6.2%
Aaron's Inc.	11,880	428,987
Carriage Services Inc. (b)	16,706	360,683
Colliers International Group Inc. (f)	4,600	186,714
Cross Country Healthcare Inc. (a)	3,900	53,079
Ennis Inc.	7,050	122,388
Insperity Inc.	5,494	241,351
K12 Inc. (a)	3,370	41,923
Medifast Inc. (a)	3,500	94,010
Net 1 UEPS Technologies Inc. (a)	24,507	410,247

Nutrisystem Inc.	6,600	175,032
		2,114,414
Cosmetics & Personal Care — 0.2%
Avon Products Inc. (b)	21,697	70,515
Food — 2.2%
Dean Foods Co.	19,838	327,724
Ingles Markets Inc. Cl A	7,400	353,942
SpartanNash Co.	2,100	54,285
		735,951
Healthcare-Products — 2.1%
BioTelemetry Inc. (a)	7,140	87,394
Haemonetics Corp. (a)(b)	1,150	37,168
Hill-Rom Holdings Inc.	8,355	434,376
Orthofix International NV (a)(f)	5,022	169,492
		728,430
Healthcare-Services — 2.1%
Amedisys Inc. (a)(b)	5,704	216,581
Chemed Corp. (b)	1,700	226,899
ICON PLC (a)(f)	1,600	113,552
Providence Services Corp. (a)(b)	2,020	88,032
RadNet Inc. (a)	10,146	56,310
		701,374
Household Products & Wares — 0.3%
Central Garden & Pet Corp. (a)	6,600	106,326
Pharmaceuticals — 2.4%
Array BioPharma Inc. (a)(b)	16,670	76,015
Eagle Pharmaceuticals Inc. (a)	1,470	108,824
Enanta Pharmaceuticals Inc. (a)(b)	4,800	173,472
Herbalife Ltd. (a)(b)(f)	1,200	65,400
Progenics Pharmaceuticals Inc. (a)(b)	10,100	57,772
SciClone Pharmaceuticals Inc. (a)	39,378	273,283
Vanda Pharmaceuticals Inc. (a)(b)	5,200	58,656
		813,422
Total Consumer, Non-cyclical (Cost $7,536,860)		7,597,408

Energy — 2.8%
Oil & Gas — 2.8%
Atwood Oceanics Inc. (b)	24,768	366,814
Ensco PLC (f)	10,460	147,277
Noble Corp. PLC (b)(f)	20,720	226,055
Ocean Rig UDW Inc. (f)	14,780	31,481
Rowan Companies PLC (f)	11,750	189,763
		961,390
Total Energy (Cost $1,531,792)		961,390

Financial — 14.6%
Banks — 2.1%
The Bancorp Inc. (a)	4,640	35,357
Cardinal Financial Corp. (b)	8,630	198,576
Customers Bancorp Inc. (a)	4,960	127,472
Fidelity Southern Corp.	8,617	182,163
Huntington Bancshares Inc.	12,850	136,210
Independent Bank Corp.	2,900	42,804
		722,582

Diversified Financial Services — 0.2%
Encore Capital Group Inc. (a)(b)	1,930	71,410
Insurance — 9.4%
Aspen Insurance Holdings Ltd. (f)	9,751	453,129
Assurant Inc.	5,680	448,777
Assured Guaranty Ltd. (f)	16,880	422,000
Everest Re Group Ltd. (f)	2,740	474,952
HCI Group Inc. (b)	10,600	410,962
Reinsurance Group of America Inc. Cl A	4,860	440,267
Universal Insurance Holdings Inc. (b)	2,730	80,644
Validus Holdings Ltd. (f)	10,271	462,914
		3,193,645
Real Estate — 1.3%
Jones Lang LaSalle Inc.	2,730	392,492
Marcus & Millichap Inc. (a)	1,190	54,728
		447,220
Savings & Loans — 1.6%
First Defiance Financial Corp.	1,060	38,754
Flagstar Bancorp Inc. (a)	21,220	436,283
United Community Financial Corp.	10,630	53,150
		528,187
Total Financial (Cost $4,431,281)		4,963,044

Industrial — 13.8%
Aerospace & Defense — 1.0%
Spirit AeroSystems Holdings Inc. (a)	6,252	302,222
Triumph Group Inc.	970	40,817
		343,039
Building Materials — 0.3%
Boise Cascade Co. (a)	1,116	28,146
Gibraltar Industries Inc. (a)	4,240	77,804
		105,950
Electrical Components & Equipment — 0.9%
Advanced Energy Industries Inc. (a)	3,900	102,570
General Cable Corp.	17,566	209,035
		311,605
Electronics — 4.4%
Flextronics International Ltd. (a)(f)	26,766	282,114
Jabil Circuit Inc.	20,903	467,600
Orbotech Ltd. (a)(f)	23,300	359,985
Sanmina Corp. (a)	13,220	282,511
Zagg Inc. (a)	12,940	87,863
		1,480,073
Engineering & Construction — 4.7%
Aegion Corp. (a)	18,369	302,721
Argan Inc.	8,400	291,312
Comfort Systems U.S.A. Inc.	5,900	160,834
EMCOR Group Inc.	10,400	460,200
MYR Group Inc. (a)	14,700	385,140
		1,600,207
Miscellaneous Manufacturing — 0.2%
Myers Industries Inc.	3,470	46,498
Trinity Industries Inc. (b)	1,000	22,670
		69,168

Shipbuilding — 1.1%
Huntington Ingalls Industries Inc.	3,490	373,953
Transportation — 1.2%
Atlas Air Worldwide Holdings Inc. (a)(b)	3,090	106,791
Tsakos Energy Navigation Ltd. (f)	36,540	297,070
		403,861
Total Industrial (Cost $4,647,600)		4,687,856

Technology — 7.1%
Computers — 1.1%
Convergys Corp. (b)	6,010	138,891
Lexmark International Inc.	1,830	53,034
Synopsys Inc. (a)	3,500	161,630
		353,555
Semiconductors — 1.3%
Cascade Microtech Inc. (a)	2,040	28,846
ChipMOS TECHNOLOGIES Bermuda Ltd. (f)	17,490	287,186
Cirrus Logic Inc. (a)(b)	3,450	108,709
ON Semiconductor Corp. (a)	2,850	26,790
		451,531
Software — 4.7%
Aspen Technology Inc. (a)	11,507	436,230
AVG Technologies NV (a)(b)(f)	16,770	364,748
Progress Software Corp. (a)	15,810	408,372
Quality Systems Inc.	7,510	93,725
Take-Two Interactive Software Inc. (a)(b)	10,640	305,687
		1,608,762
Total Technology (Cost $2,455,547)		2,413,848

Utilities — 3.5%
Electric — 1.3%
Portland General Electric Co.	11,677	431,699
Gas — 2.2%
Southwest Gas Corp.	1,620	94,479
UGI Corp.	12,920	449,874
Vectren Corp.	5,030	211,310
		755,663
Total Utilities (Cost $1,082,198)		1,187,362
Total Common Stocks
(Cost $30,604,797)		30,819,687

Real Estate Investment Trusts — 7.6%
Armada Hoffler Properties Inc.	10,582	103,386
Ashford Hospitality Prime Inc.	17,626	247,293
Ashford Hospitality Trust Inc.	46,969	286,511
CBL & Associates Properties Inc.	26,670	366,713
CoreSite Realty Corp.	6,300	324,072
Hospitality Properties Trust (b)	15,000	383,700
Mack-Cali Realty Corp.	6,138	115,885
Ryman Hospitality Properties (b)	5,745	282,826
Summit Hotel Properties Inc. (b)	35,490	414,168
Sunstone Hotel Investors Inc. (b)	5,040	66,679
		2,591,233
Total Real Estate Investment Trusts
(Cost $2,814,646)		2,591,233

Closed End Mutual Funds — 0.7%

THL Credit Inc.	20,000	218,400
Total Closed End Mutual Funds
(Cost $246,998)		218,400

Investments Purchased with Proceeds from Securities Lending — 26.4%

Money Market Funds — 26.4%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (c)(d)	8,964,257	8,964,257
Total Investments Purchased with Proceeds from Securities Lending
(Cost $8,964,257)		8,964,257
Total Investments
(Cost $42,630,698) — 125.4%		42,593,577
Liabilities in Excess of Other Assets, Net (25.4)%		(8,615,692)
Total Net Assets — 100.0%		$ 33,977,885

(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $8,620,391. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(f)	Foreign issued security.

Schedule of Investments

Quaker Strategic Growth Fund
September 30, 2015 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 91.8%

Communications — 11.2%
Internet — 9.9%
Alphabet Inc. Cl A (formerly, Google Inc. Cl A) (a)(b)	2,270	$ 1,449,100
Alphabet Inc. Cl C (formerly, Google Inc. Cl C) (a)	2,378	1,446,823
Amazon.com Inc. (a)	9,105	4,660,758
Ctrip.com International Ltd. - ADR (a)(b)(f)	28,475	1,799,051
Facebook Inc. Cl A (a)	33,670	3,026,933
Netflix Inc. (a)	19,382	2,001,385
		14,384,050
Media — 0.5%
Time Warner Inc.	10,815	743,531
Telecommunications — 0.8%
Palo Alto Networks Inc. (a)(b)	6,315	1,086,180
Total Communications (Cost $16,078,272)		16,213,761

Consumer, Cyclical — 13.5%
Airlines — 3.3%
American Airlines Group Inc.	55,728	2,163,918
AMR Corp. Escrow (a)*^	211,235	382,335
Delta Air Lines Inc.	50,088	2,247,449
		4,793,702
Apparel — 3.1%
NIKE Inc. (b)	36,047	4,432,700
Distribution & Wholesale — 0.9%
HD Supply Holdings Inc. (a)	47,950	1,372,329
Home Builders — 1.0%
KB Home (b)	51,260	694,573
MDC Holdings Inc. (b)	26,500	693,770
		1,388,343
Retail — 5.2%
L Brands Inc.	12,420	1,119,415
Starbucks Corp. (b)	45,455	2,583,662
The TJX Cos. Inc.	26,675	1,905,128
Ulta Salon Cosmetics & Fragrance Inc. (a)	11,540	1,885,059
		7,493,264
Total Consumer, Cyclical (Cost $18,242,575)		19,480,338

Consumer, Non-cyclical — 46.9%
Beverages — 1.5%
Anheuser-Busch InBev NV - ADR (b)(f)	20,650	2,195,508

Biotechnology — 15.5%
Alnylam Pharmaceuticals Inc. (a)(b)	6,637	533,349
Amgen Inc. (b)**	31,230	4,319,734
Biogen Inc. (a)	10,289	3,002,433
BioMarin Pharmaceutical Inc. (a)(b)	22,790	2,400,243
Celgene Corp. (a)(b)	18,790	2,032,514
Gilead Sciences Inc.	44,793	4,398,225
Illumina Inc. (a)(b)	9,655	1,697,542
Incyte Corp. (a)	8,945	986,902
Regeneron Pharmaceuticals Inc. (a)(b)	4,286	1,993,590
Vertex Pharmaceuticals Inc. (a)	10,113	1,053,168
		22,417,700
Commercial Services — 3.9%
Mastercard Inc. Cl A (b)**	46,755	4,213,561
Sabre Corp.	53,605	1,456,984
		5,670,545
Food — 0.4%
Mead Johnson Nutrition Co.	7,948	559,539
Healthcare-Products — 2.8%
Abbott Laboratories	53,225	2,140,709
Intuitive Surgical Inc. (a)	4,210	1,934,832
		4,075,541
Healthcare-Services — 2.5%
Aetna Inc.	16,136	1,765,440
HCA Holdings Inc. (a)	22,887	1,770,538
		3,535,978
Pharmaceuticals — 20.3%
AbbVie Inc.	57,230	3,113,884
Allergan PLC (a)(f)	11,816	3,211,707
Bristol-Myers Squibb Co.	44,885	2,657,192
Eli Lilly & Co.	60,976	5,103,081
Jazz Pharmaceuticals PLC (a)(f)	16,747	2,224,169
Novartis AG - ADR (f)	35,580	3,270,514
Roche Holding AG - ADR (f)	179,880	5,927,046
Sanofi - ADR (f)	30,635	1,454,243
Valeant Pharmaceuticals International Inc. (a)(f)	13,570	2,420,617
		29,382,453
Total Consumer, Non-cyclical (Cost $72,799,734)		67,837,264

Energy — 2.5%
Oil & Gas — 2.5%
Concho Resources Inc. (a)(b)	7,600	747,080
Diamondback Energy Inc. (a)	11,180	722,228
Encana Corp. (f)	99,095	638,172
Memorial Resource Development Corp. (a)(b)	39,325	691,333
Occidental Petroleum Corp. (b)	11,365	751,795
		3,550,608
Total Energy (Cost $3,891,307)		3,550,608

Financial — 10.0%
Banks — 5.0%
The Goldman Sachs Group Inc. (b)	15,065	2,617,694
HDFC Bank Ltd.- ADR (b)(f)	38,875	2,374,874
Morgan Stanley	70,090	2,207,835
		7,200,403
Diversified Financial Services — 4.0%
The Charles Schwab Corp. (b)	53,985	1,541,812
Visa Inc. Cl A (b)	61,130	4,258,316
		5,800,128
Insurance — 1.0%
Marsh & McLennan Cos. Inc. (b)	29,173	1,523,414
Total Financial (Cost $14,165,684)		14,523,945

Industrial — 2.1%
Electronics — 1.1%
Honeywell International Inc.	16,225	1,536,345
Transportation — 1.0%
FedEx Corp.	10,265	1,477,955
Total Industrial (Cost $3,371,209)		3,014,300

Technology — 5.6%
Computers — 1.5%
Apple Inc.	19,735	2,176,771
Software — 4.1%
Adobe Systems Inc. (a)	58,549	4,813,899
Intuit Inc. (b)	8,805	781,444
NetEase Inc. - ADR (f)	3,330	399,999
		5,995,342
Total Technology (Cost $7,896,550)		8,172,113
Total Common Stocks
(Cost $136,445,331)		132,792,329

Exchange Traded Funds — 2.1%

SPDR S&P 500 ETF Trust (b)	15,915	3,049,791
Total Exchange Traded Funds
(Cost $3,147,977)		3,049,791

Investments Purchased with Proceeds from Securities Lending — 25.7%

Money Market Funds — 25.7%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% (c)(d)	37,102,019	37,102,019
Total Investments Purchased with Proceeds from Securities Lending
(Cost $37,102,019)		37,102,019
Total Investments
(Cost $176,695,327) — 119.6%		172,944,139
Liabilities in Excess of Other Assets, Net (19.6%)		(28,356,424)
Total Net Assets — 100.0%		$ 144,587,715

	Number
Schedule of Securities Sold Short (a)	of Shares
Common Stocks

Cabot Oil & Gas Corp.	29,245	639,296
Pioneer Natural Resources Co.	6,345	771,806
Range Resources Corp.	10,795	346,735
Total Common Stocks		1,757,837
Total Securities Sold Short (Proceeds $1,817,922)		$ 1,757,837

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)
All or a portion of the security is out on loan. The total market value of securities on loan was $37,129,778. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(f)	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $382,335, representing 0.3% of net assets.
**	All or a portion of the shares have been committted as collateral for open securites sold short.
^	Indicates a fair valued security. Total market value for fair valued securities is $382,335, representing
0.3.% of net assets and Level 3 securities.

The cost basis of investments for federal income tax purposes at September 30, 2015 for the Quaker Funds were as follows+:

				Net Unrealized
		Gross	Gross	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Event Arbitrage	127,297,652	2,929,487	(19,565,004)	(16,635,517)
Global Tactical Allocation	10,947,061	392,649	(709,475)	(316,826)
Mid-Cap Value	10,369,133	874,654	(942,196)	(67,542)
Small-Cap Value	42,630,698	3,119,402	(3,156,523)	(37,121)
Strategic Growth	176,695,327	6,729,189	(10,480,377)	(3,751,188)

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding at the Quaker Funds' previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Summary of Fair Value Exposure at September 30, 2015 (Unaudited)

Various inputs may be used to determine the value of each Funds investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund's assets and liabilities:

QUAKER EVENT ARBITRAGE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$68,913,836	$750	$1,834,089	$70,748,675
Preferred Stocks	2,771,245	-	863,420	3,634,665
Real Estate Investment Trusts	3,082,053	-	-	3,082,053
Rights	-	-	0	0
Structured Notes	7,985,551	-	-	7,985,551
Asset Backed Securities	-	332,985	-	332,985
Convertible Bonds	-	1,783,939	177,129	1,961,068
Corporate Bonds	-	3,697,048	708,515	4,405,563
Mortgage Backed Securities	-	374,179	-	374,179
Municipal Bonds	-	740,043	-	740,043
Commercial Paper	-	810,000	-	810,000
Escrow Notes	-	-	0	0
Purchased Options	26,800	533,950	-	560,750
Investments Purchased with Proceeds from Securities Lending	16,026,603	-	-	16,026,603
Total Investments in Securities	$98,806,088	$8,272,894	$3,583,153	$110,662,135
Common Stocks sold short	$(1,020,859)	$-	$-	$(1,020,859)
Real Estate Investment Trusts sold short	(451,878)	-	-	(451,878)
Written Options	(53,550)	(207,955)	-	(261,505)
Total Investments in Securities sold short	$(1,526,287)	$(207,955)	$-	$(1,734,242)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,698,160	$-	$13,756	$7,711,916
Exchange Traded Funds	325,913	-	-	325,913
Investments Purchased with Proceeds from Securities Lending	2,592,406	-	-	2,592,406
Total Investments in Securities	$10,616,479	$-	$13,756	$10,630,235
Common Stocks sold short	$(68,249)	$-	$-	$(68,249)
Total Investments in Securities sold short	$(68,249)	$-	$-	$(68,249)

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,430,281	$-	$-	$6,430,281
Real Estate Investment Trusts	886,672	-	-	886,672
Investments Purchased with Proceeds from Securities Lending	2,984,638	-	-	2,984,638
Total Investments in Securities	$10,301,591	$-	$-	$10,301,591

QUAKER SMALL-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,819,687	$-	$-	$30,819,687
Real Estate Investment Trusts	2,591,233	-	-	2,591,233
Closed End Mutual Funds	218,400	-	-	218,400
Investments Purchased with Proceeds from Securities Lending	8,964,257	-	-	8,964,257
Total Investments in Securities	$42,593,577	$-	$-	$42,593,577

QUAKER STRATEGIC GROWTH FUND
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$132,409,994	$-	$382,335	$132,792,329
Exchange Traded Funds	3,049,791	-	-	3,049,791
Investments Purchased with Proceeds from Securities Lending	37,102,019	-	-	37,102,019
Total Investments in Securities	$172,561,804	$-	$382,335	$172,944,139
Common Stocks sold short	(1,757,837)	$-	$-	$(1,757,837)
Total Investments in Securities sold short	$(1,757,837)	$-	$-	$(1,757,837)

Refer to the Fund's Schedules of Investments for industry classifications.

Level 3 Reconciliation
The following is a reconciliation of Event Arbitrage's, Global Tactical Allocation's and Strategic Growth's Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER EVENT ARBITRAGE FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	September 30, 2015
Common Stocks	$2,360,386	$55,364	$-	$-	$(801,844)	$-	$691,520	$(471,337)	$1,834,089
Preferred Stocks	813,000	-	-	-	(10,000)	-	60,420	-	863,420
Rights	0	-	-	-	-	-	-	-	0
Convertible Bonds	277,047	-	(100,000)	-	(47)	129	-	-	177,129
Corporate Bonds	738,396	-	-	-	(30,064)	498	-	(315)	708,515
Term Loan	511,054	-	(511,054)	-	-	-	-	-	-
Escrow Notes	0	-	-	-	-	-	-	-	0
	$4,699,883	$55,364	$(611,054)	$-	$(841,955)	$627	$751,940	$(471,652)	$3,583,153
Written Options	$(21,420)	$-	$-	$47,735	$(26,315)	$-	$-	$-	$-
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2015									$(175,033)

QUAKER GLOBAL TACTICAL ALLOCATION FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	September 30, 2015
Common Stocks	$13,756	$-	$-	$-	$-	$-	$-	$-	$13,756
	$13,756	$-	$-	$-	$-	$-	$-	$-	$13,756
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2015									$-

QUAKER STRATEGIC GROWTH FUND
					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
	June 30, 2015	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	September 30, 2015
Common Stocks	$382,335	$-	$-	$-	$-	$-	$-	$-	$382,335
	$382,335	$-	$-	$-	$-	$-	$-	$-	$382,335
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2015									$-

Transfers are recognized at the end of the reporting period.
There have been no transfers in and out of Level 1 and Level 2 fair value measuerments as of September 30, 2015, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 3	$60,420	Due to a decrease of market activity.
Transfers out of Level 2 into Level 3	$691,520	Due to a decrease of market activity.
Transfers out of Level 3 into Level 2	$315	Due to an increase of market activity.
Transfers out of Level 3 into Level 1	$471,337	Due to an increase of market activity.
Transfers out of Level 2 into Level 1	$1,012,005	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2015:

QUAKER EVENT ARBITRAGE FUND
	Fair Value at	Valuation	Unobservable
	September 30, 2015	Technique	Input
Common Stocks	$0	Profitability weighted expected return method	Uncertainty of any additional future payout
Common Stocks	10,575	Market approach	Broker quote since shares are not listed yet
Common Stocks	691,520	Market approach	Last traded price - this trades by appointment
Common Stocks	1,100,951	Market approach	Last traded price adjusted by movement in index
Common Stocks	20,468	Market approach	Last traded price of non-restricted shares less a discount
Common Stocks	0	Market approach	Priced at zero, company stopped reporting financials and has stopped operations
Common Stocks	10,575	Market approach	Single broker quote since shares are not listed yet
Preferred Stocks	60,420	Market approach	Last traded price
Preferred Stocks	613,000	Market approach	Prior transaction cost
Preferred Stocks	190,000	Market approach	Single broker quote
Rights	0	Profitability weighted expected return method	Uncertainty of any additional future payout
Convertible Bonds	141,093	Market approach	Prior transaction cost
Convertible Bonds	36,036	Market approach	Annual lowest price provided by IDC
Corporate Bonds	0	Profitability weighted expected return method	Uncertainty of any additional future payout
Corporate Bonds	510,000	Market approach	Single broker quote
Corporate Bonds	183,515	Market approach	IDC price adjusted for recent payout distribution
Corporate Bonds	15,000	Market approach	Last traded price of pre-conversion bonds
Escrow Notes	0	Profitability weighted expected return method	Uncertainty of any additional future payout

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at	Valuation	Unobservable
	September 30, 2015	Technique	Input
Common Stocks	$13,756	Market approach	Projected final distribution, discounted for lack of marketability

QUAKER STRATEGIC GROWTH FUND

	Fair Value at	Valuation	Unobservable
	September 30, 2015	Technique	Input
Common Stocks	$382,335	Market approach	Projected final distribution, discounted for lack of marketability

Disclosures about Derivative Instruments and Hedging Activities.

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at September 30, 2015 was as follows:
Quaker Event Arbitrage Fund
	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$560,750	N/A	$-
Written Option Contracts	N/A	-	Schedule of Written Option Contracts	261,505
Total		$560,750		$261,505

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title) /s/ Jeffry H. King, Sr.
                                    Jeffry H. King, Sr.,
                                    Chief Executive Officer

Date  November 18, 2015

By (Signature and Title)  /s/ Laurie Keyes
                                     Laurie Keyes,
                                     Treasurer

Date  November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jeffry H. King, Sr.
                                    Jeffry H. King, Sr.,
                                    Chief Executive Officer

Date  November 18, 2015

By (Signature and Title)  /s/ Laurie Keyes
                                     Laurie Keyes,
                                     Treasurer

Date  November 18, 2015

* Print the name and title of each signing officer under his or her signature.